Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In 2024, neither our Board of Directors nor our compensation committee took material nonpublic information into account when determining the timing or terms of stock options, except that, with respect to our 2024 annual stock option grants to employees and executive officers, our Board of Directors and our compensation committee considered whether we were in possession of material nonpublic information on the grant date of such option grants in order to ensure that such options were granted at a time when we believed that we were not in possession of any material nonpublic information. During 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method	our Board of Directors nor our compensation committee took material nonpublic information into account when determining the timing or terms of stock options, except that, with respect to our 2024 annual stock option grants to employees and executive officers, our Board of Directors and our compensation committee considered whether we were in possession of material nonpublic information on the grant date of such option grants in order to ensure that such options were granted at a time when we believed that we were not in possession of any material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	our Board of Directors and our compensation committee considered whether we were in possession of material nonpublic information on the grant date of such option grants in order to ensure that such options were granted at a time when we believed that we were not in possession of any material nonpublic information. During 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false